Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001872090
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Registrant Name	YXT.COM GROUP HOLDING LIMITED